Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ 166,792,024	$ 23,850,941	¥ 110,002,230	¥ 269,316,308